Related Parties (Details) - USD ($)			1 Months Ended						6 Months Ended		12 Months Ended
	Mar. 18, 2021	Mar. 04, 2021	Sep. 29, 2021	Mar. 18, 2021	Feb. 27, 2021	Feb. 23, 2021	Feb. 17, 2021	Jan. 17, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Parties (Details) [Line Items]
Notes payable									$ 260,258
Interest rate							5.00%
Common stock, share issued (in Shares)									1,134,084,046		1,055,556,518	683,940,104
Company valued												$ 259,698
Stock Issued During Period, Shares, New Issues (in Shares)						85,000,000
Preferred Stock, Redemption Terms	The 1,000 shares of Series H Preferred stock provided for automatic redemption by the Company at the par value of $0.001 per share on the sooner of: 1) sixty days (60) from the effective date of the Certificate of Designation, 2) on the date Andrew Van Noy ceases to serve as an officer, director or consultant of the Company, or 3) on the date that the Company’s shares of common stock first trade on any national securities exchange
Related parties											$ 0	792,235
Company earned												3,640
Outstanding accounts receivable											$ 0	$ 0
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)									$ 0.001		$ 0.001	$ 0.001
Common Stock [Member]
Related Parties (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)										18,313,074	18,313,074
Interest rate							5.00%		5.00%
Common stock, share issued (in Shares)										8,831,939
Company valued
Stock Issued During Period, Shares, New Issues (in Shares)						85,000,000
Series G Preferred Stock [Member]
Related Parties (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)												2,597
Company valued												$ 259,698
Preferred stock, share issued (in Shares)									2,597		2,597
Series H Preferred Stock [Member]
Related Parties (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)			1,000	1,000
Preferred Stock, Redemption Terms	The 1,000 shares of Series H Preferred stock provided for automatic redemption by the Company at the par value of $0.001 per share on the sooner of: 1) sixty days (60) from the effective date of the Certificate of Designation, 2) on the date Andrew Van Noy ceases to serve as an officer, director or consultant of the Company, or 3) on the date that the Company’s shares of common stock first trade on any national securities exchange.
Preferred stock, share issued (in Shares)	1,000		1,000	1,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.001			$ 0.001
Business Acquisition [Member] | Common Stock [Member]
Related Parties (Details) [Line Items]
Voting power	51.00%			51.00%
Bountiful Capital L L C [Member]
Related Parties (Details) [Line Items]
Notes payable								$ 240,500
Accrued interest					$ 140,295		$ 113,626	$ 19,758
Principal balance					683,100		840,000
Gross proceeds							$ 840,000
Interest rate							5.00%
Company paid		$ 840,000
Principal balance							$ 683,100
Interest expense									$ 2,820,000		$ 2,820,000
Related share (in Shares)									25,000,000		25,000,000
Cash					$ 428,652
Accrued interest									$ 0		$ 0
Bountiful Capital L L C [Member] | Common Stock [Member]
Related Parties (Details) [Line Items]
Common stock, share issued (in Shares)					26,316,264		25,000,000
Company valued							$ 2,820,000
Bountiful Capital L L C [Member] | Series G Preferred Stock [Member]
Related Parties (Details) [Line Items]
Preferred stock, share issued (in Shares)								2,597
Andrew Van Noy [Member] | Series H Preferred Stock [Member]
Related Parties (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)	1,000
Preferred Stock, Redemption Terms	The 1,000 shares of Series H Preferred stock provided for automatic redemption by the Company at the par value of $0.001 per share on the sooner of: 1) sixty days (60) from the effective date of the Certificate of Designation, 2) on the date Andrew Van Noy ceases to serve as an officer, director or consultant of the Company, or 3) on the date that the Company’s shares of common stock first trade on any national securities exchange.
Preferred stock, share issued (in Shares)			1,000
Mr. Parscale [Member]
Related Parties (Details) [Line Items]
Company earned											$ 0	$ 3,640
Unsecured Promissory Notes The Bountiful Notes [Member] | Bountiful Capital L L C [Member] | Series G Preferred Stock [Member]
Related Parties (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)								2,597